STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jan. 01, 2015	Jan. 01, 2014	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	565,939	441,064	441,055	277,552	189,211
Options Exercisable, Weighted Average Remaining Life	4 years 328 days	4 years 36 days
Options Exercisable, Number of Options	344,683	227,263
Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	165,081
Options Exercisable, Weighted Average Remaining Life	4 years	4 years 219 days
Options Exercisable, Number of Options	149,247	138,831
Exercise Price Range 5.01 - 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	375,449
Options Exercisable, Weighted Average Remaining Life	5 years 109 days
Options Exercisable, Number of Options	174,494
Exercise Price Range 12.51 - 25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	15,008
Options Exercisable, Weighted Average Remaining Life	4 years 255 days
Options Exercisable, Number of Options	15,008
Exercise Price Range 25.01 - 45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	10,401
Options Exercisable, Weighted Average Remaining Life	4 years 255 days
Options Exercisable, Number of Options	5,934
Minimum [Member] | Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.00	$ 0.00
Minimum [Member] | Exercise Price Range 5.01 - 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	5.01
Minimum [Member] | Exercise Price Range 12.51 - 25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	12.51
Minimum [Member] | Exercise Price Range 25.01 - 45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	25.01
Maximum [Member] | Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	5.00	$ 5.00
Maximum [Member] | Exercise Price Range 5.01 - 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	12.50
Maximum [Member] | Exercise Price Range 12.51 - 25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	25.00
Maximum [Member] | Exercise Price Range 25.01 - 45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 45.00